Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 16,421,304	$ 13,940,366
Investment in concessions at end of period	$ 900,396	18,715,808	16,421,304	$ 13,940,366
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		20,564,366	17,610,112	14,960,690
Land transfer				283,728
Increase		2,860,190	2,954,254	2,365,694
Investment in concessions at end of period		23,424,556	20,564,366	17,610,112
Depreciation
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(4,143,062)	(3,669,746)	(3,280,006)
Increase		(565,686)	(473,316)	(389,740)
Investment in concessions at end of period		(4,708,748)	(4,143,062)	(3,669,746)
Airport concessions
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		16,421,304	13,940,366
Investment in concessions at end of period		18,715,808	16,421,304	13,940,366
Airport concessions | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to assets concession | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		14,406,119	11,873,540
Investment in concessions at end of period		16,885,106	14,406,119	11,873,540
Improvements to assets concession in progress | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		2,195,842	1,774,167
Investment in concessions at end of period		$ 2,577,045	$ 2,195,842	$ 1,774,167